Related-Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Related-Party Transactions [Abstract]
RELATED-PARTY TRANSACTIONS

10.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions.  See Note 2 for additional information regarding related-party contingencies resulting from the EFH Bankruptcy Proceedings.

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We record revenue from TCEH, principally for electricity delivery fees, which totaled $224 million and $225 million for the three months ended June 30, 2015 and 2014, respectively, and $460 million and $465 million for the six months ended June 30, 2015 and 2014, respectively.  The fees are based on rates regulated by the PUCT that apply to all REPs.  These revenues included less than $1 million for each of the three- and six-month periods ended June 30, 2015 and 2014 pursuant to a transformer maintenance agreement with TCEH.

Trade accounts and other receivables from EFH Corp. affiliates – net reported on our balance sheet, primarily consisting of trade receivables from TCEH related to these electricity delivery fees, are as follows:

	At June 30,	At December 31,
	2015	2014

Trade accounts and other receivables from affiliates - billed	$84	$71
Trade accounts and other receivables from affiliates - unbilled	57	52
Trade accounts and other payables to affiliates	(3)	(5)
Trade accounts and other receivables from affiliates – net	$138	$118

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EFH Corp. subsidiaries charge us for certain administrative services at cost.  Our payments to EFH Corp. subsidiaries for administrative services, which are primarily reported in operation and maintenance expenses, totaled $4 million and $7 million for the three months ended June 30, 2015 and 2014, respectively, and $9 million and $15 million for the six months ended June 30 2015 and 2014, respectively.  We also charge each other for shared facilities at cost.  Our payments to EFH Corp. for shared facilities totaled $1 million for the each of the three-month periods ended June 30, 2015 and 2014 and $2 million for each of the six-month periods ended June 30, 2015 and 2014. Payments we received from EFH Corp. subsidiaries related to shared facilities totaled less than $1 million for the each of the three-month periods ended June 30, 2015 and 2014 and $1 million for each of the six-month periods ended June 30, 2015 and 2014.

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Through June 30, 2014, we participated in the Energy Future Holdings Health and Welfare Benefit Program, which provided employee benefits to our workforce.  In October 2013, we notified EFH Corp. of our intention to withdraw from the benefit program effective June 30, 2014 and entered into an agreement with EFH Corp. pursuant to which, we agreed to pay EFH Corp. $1 million to reimburse EFH Corp. for its increased costs under the program as a result of our withdrawal from the program and the additional administrative work required to effectuate our withdrawal from the benefit program and transition to the new benefit program. This one-time payment was paid to EFH Corp. in June 2014.  In April 2014, we entered into a welfare benefit administration agreement with EFH Corp., pursuant to which EFH Corp. provided us with welfare benefit administration services under our new benefit plans from July 1, 2014 until December 31, 2014.

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We are not a member of EFH Corp.’s consolidated tax group, but EFH Corp.’s consolidated federal income tax return includes EFH Corp.’s portion of our results due to EFH Corp.’s equity ownership in us.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission, Investment LLC and EFH Corp., we are generally obligated to make payments to Texas Transmission, Investment LLC and EFH Corp., pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  For periods prior to the tax sharing agreement (entered into in October 2007 and amended and restated in November 2008), we are responsible for our share, if any, of redetermined tax liability for the EFH Corp. consolidated tax group.  EFH Corp. also includes our results in its consolidated Texas margin tax payments, which are accounted for as income taxes and calculated as if we were filing our own return.  See discussion in Note 1 to Financial Statements in our 2014 Form 10-K under “Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members.

Amounts payable to (receivable from) members related to income taxes under the tax sharing agreement and reported on our balance sheet consisted of the following:

	At June 30, 2015			At December 31, 2014
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$(23)	$(6)	$(29)	$(144)	$(36)	$(180)
Federal income taxes payable	-	-	-	-	-	-
Texas margin taxes payable	12	-	12	24	-	24
Net payable (receivable)	$(11)	$(6)	$(17)	$(120)	$(36)	$(156)

Cash payments made to members related to income taxes consisted of the following:

	Six Months Ended June 30, 2015			Six Months Ended June 30, 2014
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes	$-	$-	$-	$115	$29	$144
Texas margin taxes	22	-	22	20	-	20
Total payments (receipts)	$22	$-	$22	$135	$29	$164

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In September 2014, EFH Corp. signed the final agreed Revenue Agent Report and associated documentation (RAR) for the 2007 tax year and filed a motion seeking approval of the bankruptcy court in the EFH Bankruptcy Proceedings of its signing of the RAR.   The cash income tax impact related to the conclusion of the 2007 audit is a refund from our members of approximately $45 million that is recorded in liability in lieu of deferred income taxes.  In the fourth quarter of 2014, the Department of Justice filed a claim with the bankruptcy court for open tax years through 2013 that was consistent with the settlement EFH Corp. reached with the IRS for tax years 2003 through 2006.   The cash income tax impact related to the conclusion of the 2003 through 2006 audit is expected to be a refund of approximately $11 million and is recorded in liability in lieu of deferred income taxes.  In the second quarter of 2015, EFH Corp.  received the final RAR and associated documentation for the 2008 tax year which includes the results of Oncor.  In addition, we received the final RAR and associated documentation for tax years 2008 and 2009 in which we filed a partnership tax return.  The RARs reflect additional deductions for Oncor resulting in approximately $8 million in tax refunds from our members.  Of the expected refunds, $4 million is related to pre-partnership formation and is recorded in liability in lieu of deferred income taxes and $4 million is related to post-partnership formation and is recorded as a current income tax receivable.  We expect to collect the refund related to our 2008 and 2009 partnership tax return audit during 2015.

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Our PUCT-approved tariffs include requirements to assure adequate credit worthiness of any REP to support the REP’s obligation to collect transition bond-related charges on behalf of Bondco.  Under these tariffs, as a result of TCEH’s credit rating being below investment grade, TCEH is required to post collateral support in an amount equal to estimated transition charges over specified time periods.  Accordingly, at both June 30, 2015 and December 31, 2014, TCEH had posted security in the amount of $9 million for our benefit.

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Under Texas regulatory provisions, the trust fund for decommissioning TCEH’s Comanche Peak nuclear generation facility is funded by a delivery fee surcharge we collect from REPs and remit monthly to TCEH.  Delivery fee surcharges totaled $4 million for each of the three-month periods ended June 30, 2015 and 2014 and $8 million for each of the six-month periods ended June 30, 2015 and 2014.  Our sole obligation with regard to nuclear decommissioning is as the collection agent of funds charged to ratepayers for nuclear decommissioning activities.  If, at the time of decommissioning, actual decommissioning costs exceed available trust funds, we would not be obligated to pay any shortfalls but would be required to collect any rates approved by the PUCT to recover any additional decommissioning costs.  Further, if there were to be a surplus when decommissioning is complete, such surplus would be returned to ratepayers under terms prescribed by the PUCT.

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Affiliates of the Sponsor Group have (1) sold, acquired or participated in the offerings of our debt or debt securities in open market transactions or through loan syndications, and (2) performed various financial advisory, dealer, commercial banking and investment banking services for us and certain of our affiliates for which they have received or will receive customary fees and expenses, and may from time to time in the future participate in any of the items in (1) and (2) above.

See Note 8 for information regarding distributions to members and Note 9 for information regarding our participation in EFH Corp. pension and OPEB plans and transactions with EFH Corp. involving employee benefit matters.

12.   RELATED-PARTY TRANSACTIONS

The following represent our significant related-party transactions and related matters.  See Note 2 for additional information regarding related-party contingencies resulting from the EFH Bankruptcy Proceedings.

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We record revenue from TCEH, principally for electricity delivery fees, which totaled $971 million, $967 million and $962 million for the years ended December 31, 2014, 2013 and 2012, respectively.  The fees are based on rates regulated by the PUCT that apply to all REPs.  The balance sheets at December 31, 2014 and 2013 reflect net accounts receivable from affiliates totaling $118 million ($52 million of which was unbilled) and $135 million ($56 million of which was unbilled), respectively, primarily consisting of trade receivables from TCEH related to these electricity delivery fees.

Trade accounts and other receivables from EFH Corp. affiliates – net reported on our balance sheet consisted of the following:

	At December 31,
	2014	2013

Trade accounts and other receivables from affiliates	$123	$141
Trade accounts and other payables to affiliates	(5)	(6)
Trade accounts and other receivables from affiliates – net	$118	$135

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EFH Corp. subsidiaries charge us for certain administrative services at cost.  Our payments to EFH Corp. subsidiaries for administrative services, which are primarily reported in operation and maintenance expenses, totaled $32 million, $30 million and $32 million for the years ended December 31, 2014, 2013 and 2012, respectively.  We also charge each other for shared facilities at cost.  Our payments to EFH Corp. subsidiaries for shared facilities totaled $4 million, $4 million and $5 million for the years ended December 31, 2014, 2013 and 2012, respectively.  Payments we received from EFH Corp. subsidiaries related to shared facilities, totaled $2 million for each of the years ended December 31, 2014, 2013 and 2012.

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Through June 30, 2014, we participated in the Energy Future Holdings Health and Welfare Benefit Program, which provided employee benefits to our workforce.  In October 2013, we notified EFH Corp. of our intention to withdraw from the benefit program effective June 30, 2014 and entered into an agreement with EFH Corp. pursuant to which we paid EFH Corp. $1 million in June 2014 to reimburse EFH Corp. for its increased costs under the program as a result of our withdrawal from the program and the additional administrative work required to effectuate our withdrawal from the benefit program and transition to the new benefit program.  In April 2014, we entered into a welfare benefit administration agreement with EFH Corp., pursuant to which EFH Corp. continued to provide us with welfare benefit administration services under our new benefit plans from July 1, 2014 until December 31, 2014.  These amounts are included in the administrative services payments to EFH Corp. subsidiaries reported above.

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We are not a member of EFH Corp.’s consolidated tax group, but EFH Corp.’s consolidated federal income tax return includes EFH Corp.’s portion of our results due to EFH Corp.’s equity ownership in us.  Under the terms of a tax sharing agreement among us, Oncor Holdings, Texas Transmission, Investment LLC and EFH Corp., we are generally obligated to make payments to Texas Transmission, Investment LLC and EFH Corp., pro rata in accordance with their respective membership interests, in an aggregate amount that is substantially equal to the amount of federal income taxes that we would have been required to pay if we were filing our own corporate income tax return.  For periods prior to the tax sharing agreement (entered into in October 2007 and amended and restated in November 2008), we are responsible for our share of redetermined tax liability for the EFH Corp. consolidated tax group.  EFH Corp. also includes our results in its consolidated Texas margin tax payments, which we account for as income taxes and calculate as if we were filing our own return.  See discussion in Note 1 under “Income Taxes.”  Under the “in lieu of” tax concept, all in lieu of tax assets and tax liabilities represent amounts that will eventually be settled with our members.    In the unlikely event such amounts are not paid under the tax sharing agreement, it is probable that they would be reimbursed to rate payers.

Amounts payable to (receivable from) members related to income taxes under the agreement and reported on our balance sheet consisted of the following:

	At December 31, 2014			At December 31, 2013
	EFH Corp.	Texas Transmission	Total	EFH Corp.	Texas Transmission	Total

Federal income taxes receivable	$(144)	$(36)	$(180)	$(18)	$(5)	$(23)
Texas margin taxes payable	24	-	24	23	-	23
Net payable (receivable)	$(120)	$(36)	$(156)	$5	$(5)	$-

Cash payments made to (received from) members related to income taxes consisted of the following:

	Year Ended December 31, 2014			Year Ended December 31, 2013			Year Ended December 31, 2012
	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total	EFH Corp.	Texas Transm.	Total

Federal income taxes (a)	$215	$54	$269	$78	$11	$89	$(18)	$(5)	$(23)
Texas margin taxes (b)	22	-	22	12	-	12	21	-	21
Total payments (receipts)	$237	$54	$291	$90	$11	$101	$3	$(5)	$(2)

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(a)	Includes $33 million payment made to EFH Corp. in 2013 related to the 1997-2002 IRS appeals settlement.
(b)	Includes $10 million refund received from EFH Corp. in 2013 related to 1997-2001 amended Texas franchise tax returns.

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Our PUCT-approved tariffs include requirements to assure adequate credit worthiness of any REP to support the REP’s obligation to collect transition bond-related charges on behalf of Bondco.  Under these tariffs, as a result of TCEH’s credit rating being below investment grade, TCEH is required to post collateral support in an amount equal to estimated transition charges over specified time periods.  Accordingly, at both December 31, 2014 and 2013, TCEH had posted letters of credit each in the amount of $9 million for our benefit.

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Under Texas regulatory provisions, the trust fund for decommissioning TCEH’s Comanche Peak nuclear generation facility is funded by a delivery fee surcharge we collect from REPs and remit monthly to TCEH.  Delivery fee surcharges totaled $17 million for the year ended December 31, 2014 and $16 million for each of the years ended December 31, 2013 and 2012.  Our sole obligation with regard to nuclear decommissioning is as the collection agent of funds charged to ratepayers for nuclear decommissioning activities.  If, at the time of decommissioning, actual decommissioning costs exceed available trust funds, we would not be obligated to pay any shortfalls but would be required to collect any rates approved by the PUCT to recover any additional decommissioning costs.  Further, if there were to be a surplus when decommissioning is complete, such surplus would be returned to ratepayers under terms prescribed by the PUCT.

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Prior to August 2012, we recognized interest income from TCEH under an agreement related to our generation-related regulatory assets, which have been securitized through the issuance of transition bonds by Bondco.  This interest income, which served to offset our interest expense on the transition bonds, totaled $16 million for the year ended December 31, 2012.  Also prior to August 2012, we received reimbursement under a note receivable from TCEH for incremental amounts payable related to income taxes as a result of delivery fee surcharges related to the transition bonds.  Amounts received under the note receivable for the year ended December 31, 2012 totaled $20 million.

In August 2012, we sold to EFIH all future interest reimbursements and the remaining $159 million obligation under the note with TCEH.  As a result, EFIH paid, and we received, an aggregate $159 million for the agreements.  The sale of the related-party agreements was reported as a $2 million (after tax) decrease in total membership interests in 2012 in accordance with accounting rules for related-party transactions.

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In connection with assuming sponsorship of the Oncor Retirement Plan in 2012, we entered into an agreement with EFH Corp. to assume primary responsibility for retirement benefits of a closed group of retired and terminated vested retirement plan participants not related to our regulated utility business.  As the Oncor Retirement Plan received an amount of plan assets equal to the liabilities we assumed for those participants, execution of the agreement did not have a material impact on our reported results of operations or financial condition.  See Note 10 for further information regarding funding for the pension plans.

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Affiliates of the Sponsor Group have (1) sold, acquired or participated in the offerings of our debt or debt securities in open market transactions or through loan syndications, and (2) performed various financial advisory, dealer, commercial banking and investment banking services for us and certain of our affiliates for which they have received or will receive customary fees and expenses, and may from time to time in the future participate in any of the items in (1) and (2) above.

See Notes 4,  9 and 10 for information regarding the tax sharing agreement, distributions to members and our participation in EFH Corp. pension and OPEB plans, respectively.